NOTE 6 –LOANS PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)			$ 0	$ 372,290
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense	$ 3,645	$ 7,481	22,234	191,281
Amortization of Debt Discount (Premium)	$ 0	$ 7,407	$ 7,407	$ 78,481